CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY $ in Thousands	USD ($) shares	₪ / shares	Ordinary shares Ordinary shares - Class A USD ($) shares	Ordinary shares Ordinary shares - Class B USD ($) shares	Preferred shares USD ($) shares	Receivables on account of shares USD ($)	Additional Paid-in Capital USD ($)	Accumulated Deficit USD ($)
Balance at beginning of period (in shares) at Dec. 31, 2018 | shares			26,200,558	0	96,015,577
Balance at beginning of period at Dec. 31, 2018	$ 13,332		$ 0	$ 0	$ 0	$ (89)	$ 42,691	$ (29,270)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Received on account of shares	89					89
Issuance of shares (in shares) | shares					7,296,925
Issuance of shares, net	18,680						18,680
Exercise of options (in shares) | shares			4,852,388
Exercise of options	305						305
Conversion of ordinary shares (in shares) | shares			(2,783,622)		2,783,622
Conversion of preferred shares (in shares) | shares			11,803,687		(11,803,687)
Conversion of convertible loan (in shares) | shares					878,191
Conversion of convertible loan	2,353						2,353
Recognition of beneficial ownership feature on convertible loan	355						355
Extinguishment of beneficial conversion feature on convertible loan	(2,353)						(2,353)
Share-based compensation	7,046						7,046
Net loss	(12,195)							(12,195)
Balance at end of period (in shares) at Dec. 31, 2019 | shares			40,073,011	0	95,170,628
Balance at end of period at Dec. 31, 2019	27,612		$ 0	$ 0	$ 0	0	69,077	(41,465)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares (in shares) | shares					9,638,101
Issuance of shares, net	$ 25,825						25,825
Exercise of options (in shares) | shares	5,198,548		5,198,548
Exercise of options	$ 209						209
Exercise of warrants (in shares) | shares					25,990,711
Exercise of warrants	7,085						7,085
Share-based compensation	52,763						52,763
Net loss	(67,713)							(67,713)
Balance at end of period (in shares) at Dec. 31, 2020 | shares			45,271,559	0	130,799,440
Balance at end of period at Dec. 31, 2020	$ 45,781		$ 0	$ 0	$ 0	0	154,959	(109,178)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock par value (in NIS per share) | ₪ / shares		₪ 0.01
Issuance of shares (in shares) | shares			2,610,101	83,417,110
Exercise of options (in shares) | shares	3,715,925		3,715,925
Exercise of options	$ 809						809
Exercise of warrants (in shares) | shares					10,662,377
Exercise of warrants	2,907						2,907
Conversion of preferred shares (in shares) | shares			141,461,817		(141,461,817)
PIPE and merger financing (in shares) | shares			41,203,234
SPAC merger and PIPE financing	258,159						258,159
Share-based compensation	448,077						448,077
Net loss	(505,330)							(505,330)
Balance at end of period (in shares) at Dec. 31, 2021 | shares			234,262,636	83,417,110	0
Balance at end of period at Dec. 31, 2021	$ 250,403		$ 0	$ 0	$ 0	$ 0	$ 864,911	$ (614,508)